Subsequent events	6 Months Ended
Sep. 30, 2020
Subsequent events.
Subsequent events

14   Subsequent events

On 4 November 2020, Vodafone Egypt, which is classified as held for sale by the Group, acquired 40 MHz of 2.6 GHz TDD spectrum from the National Telecommunications Regulatory Authority. The acquired spectrum has a 10 year licence term through to 2030. Payments will be phased over 3 years, with an initial payment of $270 million (€230 million) upon receipt of the spectrum and two further payments of $135 million (€115 million) due in 2021 and 2022 respectively.